SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Extractive Industries [Abstract]
Schedule of Twelve Month Average Benchmark Prices
The Company has used the following 12-month average benchmark prices to determine its 2018 reserves for SEC requirements.

Crude Oil and NGLs						Natural Gas
WTI Cushing Oklahoma	WCS	Canadian Light Sweet	Cromer LSB	North Sea Brent	Edmonton C5+	Henry Hub Louisiana	AECO	BC Westcoast Station 2
(US$/bbl)	(C$/bbl)	(C$/bbl)	(C$/bbl)	(US$/bbl)	(C$/bbl)	(US$/MMBtu)	(C$/MMBtu)	(C$/MMBtu)
65.55	53.67	70.32	75.54	72.09	80.65	3.02	1.46	1.25

Schedule of Natural Gas Net Proved Reserve Quantities
The following tables summarize the Company's proved and proved developed crude oil and natural gas reserves, net of royalties, as at December 31, 2018, 2017, 2016, and 2015:

	North America
Crude Oil and NGLs (MMbbl)	Synthetic Crude Oil	Bitumen(1)	Crude Oil & NGLs	North America Total	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2015	2,283	1,263	471	4,017	119	73	4,209
Extensions and discoveries	—	46	15	61	—	—	61
Improved recovery	—	5	14	19	1	2	22
Purchases of reserves in place	—	3	15	18	—	—	18
Sales of reserves in place	—	—	—	—	—	—	—
Production	(45)	(71)	(43)	(159)	(9)	(8)	(176)
Economic revisions due to prices	108	23	(19)	112	(10)	1	103
Revisions of prior estimates	196	32	51	279	(8)	6	277
Reserves, December 31, 2016	2,542	1,301	504	4,347	93	74	4,514
Extensions and discoveries	—	28	17	45	—	—	45
Improved recovery	—	7	19	26	1	—	27
Purchases of reserves in place	2,232	37	67	2,336	—	—	2,336
Sales of reserves in place	—	—	—	—	—	—	—
Production	(100)	(70)	(44)	(214)	(9)	(6)	(229)
Economic revisions due to prices	—	18	17	35	18	1	54
Revisions of prior estimates	282	44	14	340	4	—	344
Reserves, December 31, 2017	4,956	1,365	594	6,915	107	69	7,091
Extensions and discoveries	744	151	17	912	—	—	912
Improved recovery	—	10	50	60	1	3	64
Purchases of reserves in place	—	2	7	9	7	—	16
Sales of reserves in place	—	(4)	—	(4)	—	—	(4)
Production	(148)	(64)	(47)	(259)	(9)	(6)	(274)
Economic revisions due to prices	—	(45)	(18)	(63)	11	1	(51)
Revisions of prior estimates	109	54	1	164	(3)	4	165
Reserves, December 31, 2018	5,661	1,469	604	7,734	114	71	7,919
Net proved developed reserves
December 31, 2015	2,194	411	341	2,946	3	41	2,990
December 31, 2016	2,527	384	353	3,264	12	31	3,307
December 31, 2017	4,967	410	399	5,776	28	21	5,825
December 31, 2018	5,661	461	378	6,500	37	34	6,571

(1)
Bitumen as defined by the SEC, "is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis." Under this definition, all the Company's thermal and primary heavy crude oil reserves have been classified as bitumen.

Natural Gas (Bcf)	North America	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2015	4,523	38	21	4,582
Extensions and discoveries	176	—	—	176
Improved recovery	166	—	3	169
Purchases of reserves in place	85	—	—	85
Sales of reserves in place	(5)	—	—	(5)
Production	(571)	(14)	(11)	(596)
Economic revisions due to prices	(572)	(10)	1	(581)
Revisions of prior estimates	792	11	11	814
Reserves, December 31, 2016	4,594	25	25	4,644
Extensions and discoveries	261	—	—	261
Improved recovery	179	—	—	179
Purchases of reserves in place	106	—	—	106
Sales of reserves in place	—	—	—	—
Production	(558)	(14)	(7)	(579)
Economic revisions due to prices	403	5	(1)	407
Revisions of prior estimates	214	9	(1)	222
Reserves, December 31, 2017	5,199	25	16	5,240
Extensions and discoveries	90	—	—	90
Improved recovery	414	—	—	414
Purchases of reserves in place	67	—	—	67
Sales of reserves in place	(3)	—	—	(3)
Production	(523)	(11)	(8)	(542)
Economic revisions due to prices	(746)	—	(2)	(748)
Revisions of prior estimates	(192)	13	15	(164)
Reserves, December 31, 2018	4,306	27	21	4,354
Net proved developed reserves
December 31, 2015	2,883	26	15	2,924
December 31, 2016	2,805	18	18	2,841
December 31, 2017	3,081	22	9	3,112
December 31, 2018	2,382	23	12	2,417

Schedule of Capitalized Costs Relating To Oil And Gas Producing Activities Disclosure
Capitalized Costs Related to Crude Oil and Natural Gas Activities

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$110,154	$7,321	$5,471	$122,946
Unproved properties	2,600	—	37	2,637
	112,754	7,321	5,508	125,583
Less: accumulated depletion and depreciation	(48,862)	(5,735)	(4,203)	(58,800)
Net capitalized costs	$63,892	$1,586	$1,305	$66,783

	2017
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$106,900	$7,126	$4,881	$118,907
Unproved properties	2,541	—	91	2,632
	109,441	7,126	4,972	121,539
Less: accumulated depletion and depreciation	(44,779)	(5,653)	(3,719)	(54,151)
Net capitalized costs	$64,662	$1,473	$1,253	$67,388

	2016
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$88,685	$7,380	$5,132	$101,197
Unproved properties	2,306	—	76	2,382
	90,991	7,380	5,208	103,579
Less: accumulated depletion and depreciation	(41,139)	(5,584)	(3,797)	(50,520)
Net capitalized costs	$49,852	$1,796	$1,411	$53,059

Disclosure of Detailed Information About Costs Incurred In Crude Oil And Natural Gas Activities
Costs Incurred in Crude Oil and Natural Gas Activities

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$214	$127	$—	$341
Unproved	340	—	(89)	251
Exploration	116	—	35	151
Development	3,245	110	212	3,567
Costs incurred	$3,915	$237	$158	$4,310

	2017
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$15,091	$—	$—	$15,091
Unproved	321	—	—	321
Exploration	112	—	15	127
Development	3,753	255	101	4,109
Costs incurred	$19,277	$255	$116	$19,648

	2016
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$50	$—	$—	$50
Unproved	—	—	—	—
Exploration	17	—	9	26
Development	4,125	186	116	4,427
Costs incurred	$4,192	$186	$125	$4,503

Disclosure Of Detailed Information About Results Of Operations From Crude Oil And Natural Gas Activities [Table Text Block]
The Company's results of operations from crude oil and natural gas producing activities for the years ended December 31, 2018, 2017, and 2016 are summarized in the following tables:

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$16,065	$891	$647	$17,603
Production	(5,772)	(405)	(208)	(6,385)
Transportation	(929)	(22)	(2)	(953)
Depletion, depreciation and amortization	(4,689)	(257)	(201)	(5,147)
Asset retirement obligation accretion	(148)	(29)	(9)	(186)
Petroleum revenue tax	—	12	—	12
Income tax	(1,223)	(76)	(51)	(1,350)
Results of operations	$3,304	$114	$176	$3,594

	2017
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$13,083	$784	$578	$14,445
Production	(4,962)	(400)	(226)	(5,588)
Transportation	(790)	(31)	(1)	(822)
Depletion, depreciation and amortization	(4,463)	(509)	(205)	(5,177)
Asset retirement obligation accretion	(128)	(27)	(9)	(164)
Petroleum revenue tax	—	78	—	78
Income tax	(740)	42	(28)	(726)
Results of operations	$2,000	$(63)	$109	$2,046

	2016
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$7,791	$565	$577	$8,933
Production	(3,478)	(403)	(200)	(4,081)
Transportation	(623)	(48)	(2)	(673)
Depletion, depreciation and amortization	(4,127)	(458)	(262)	(4,847)
Asset retirement obligation accretion	(95)	(35)	(12)	(142)
Petroleum revenue tax	—	333	—	333
Income tax	143	18	(22)	139
Results of operations	$(389)	$(28)	$79	$(338)

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure
The following tables summarize the Company's future net cash flows relating to proved crude oil and natural gas reserves based on the standardized measure as prescribed in FASB Topic 932 - "Extractive Activities - Oil and Gas":

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$500,557	$12,002	$6,447	$519,006
Future production costs	(193,387)	(5,148)	(2,284)	(200,819)
Future development costs and asset retirement obligations	(63,202)	(2,909)	(1,099)	(67,210)
Future income taxes	(60,526)	(1,484)	(626)	(62,636)
Future net cash flows	183,442	2,461	2,438	188,341
10% annual discount for timing of future cash flows	(126,699)	(545)	(771)	(128,015)
Standardized measure of future net cash flows	$56,743	$1,916	$1,667	$60,326

	2017
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$413,180	$8,740	$4,786	$426,706
Future production costs	(198,304)	(4,168)	(1,876)	(204,348)
Future development costs and asset retirement obligations	(61,169)	(2,853)	(1,258)	(65,280)
Future income taxes	(35,645)	(595)	(248)	(36,488)
Future net cash flows	118,062	1,124	1,404	120,590
10% annual discount for timing of future cash flows	(73,171)	(59)	(455)	(73,685)
Standardized measure of future net cash flows	$44,891	$1,065	$949	$46,905

	2016
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$206,729	$5,999	$4,129	$216,857
Future production costs	(92,070)	(3,284)	(1,659)	(97,013)
Future development costs and asset retirement obligations	(42,167)	(3,249)	(1,234)	(46,650)
Future income taxes	(15,396)	280	(125)	(15,241)
Future net cash flows	57,096	(254)	1,111	57,953
10% annual discount for timing of future cash flows	(33,590)	271	(319)	(33,638)
Standardized measure of future net cash flows	$23,506	$17	$792	$24,315

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows
The principal sources of change in the standardized measure of discounted future net cash flows are summarized in the following table:

(millions of Canadian dollars)	2018	2017	2016
Sales of crude oil and natural gas produced, net of production costs	$(10,229)	$(8,013)	$(4,159)
Net changes in sales prices and production costs	20,386	7,466	(7,305)
Extensions, discoveries and improved recovery	2,807	481	700
Changes in estimated future development costs	(698)	(5,548)	1,750
Purchases of proved reserves in place	396	25,782	352
Sales of proved reserves in place	(55)	—	(2)
Revisions of previous reserve estimates	2,711	4,245	3,668
Accretion of discount	6,119	3,075	3,527
Changes in production timing and other	(955)	(662)	(2,137)
Net change in income taxes	(7,061)	(4,236)	385
Net change	13,421	22,590	(3,221)
Balance - beginning of year	46,905	24,315	27,536
Balance - end of year	$60,326	$46,905	$24,315